SCUDDER
                                                                     INVESTMENTS

Asset Allocation II

Scudder Total Return Fund

Supplement to the currently effective prospectuses

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The following revises "The portfolio managers" section of the prospectuses.

The following people handle the day-to-day management of the fund.

Scudder Total Return Fund                   J. Christopher Gagnier
                                            Managing Director of Deutsche Asset
Julie M. Van Cleave                         Management and Portfolio Manager of
CFA, Managing Director of Deutsche Asset    the fund.
Management and Lead Portfolio Manager of      o   Joined Deutsche Asset Management
the fund.                                         in 1997 and the fund in 2002.
  o   Joined Deutsche Asset Management        o   Prior to that, portfolio
      and the fund in 2002.                       manager, Paine Webber, from 1984
  o   Head of Large Cap Growth Portfolio          to 1997.
      Selection Team.                         o   Analyst specializing in
  o   Previous experience includes 18             asset-backed securities and
      years' investment industry                  government investments.
      experience at Mason Street              o   Began investment career in 1979.
      Advisors, most recently serving as      o   MBA, University of Chicago.
      Managing Director and team leader
      for the large cap investment team.    Gary W. Bartlett
  o   MBA, University of Wisconsin --       CFA, Managing Director of Deutsche
      Madison.                              Asset Management and Portfolio
                                            Manager of the fund.
Jack A. Zehner                                o   Joined Deutsche Asset Management
Director of Deutsche Asset Management             in 1992 and the fund in 2002.
and Portfolio Manager of the fund.            o   Analyst specializing in taxable
  o   Joined Deutsche Asset Management            municipal and government
      and the fund in 2002.                       investments.
  o   Previous experience includes eight      o   Began investment career in 1982.
      years' investment industry              o   MBA, Drexel University.
      experience at Mason Street
      Advisors where he served most         Warren S. Davis
      recently as Director--                Managing Director of Deutsche Asset
      Common Stock.                         Management and Portfolio Manager of
  o   MBA, Marquette University.            the fund.
                                              o   Joined Deutsche Asset Management
Thomas J. Schmid                                  in 1995 and the fund in 2002.
CFA, Director of Deutsche Asset               o   Analyst specializing in
Management and Portfolio Manager of the           mortgage- and asset-backed
fund.                                             securities.
  o   Joined Deutsche Asset Management        o   Began investment career in 1985.
      and the fund in 2002.                   o   MBA, Drexel University.
  o   Previous experience includes 15
      years' investment industry
      experience, most recently serving
      as Director -- Common Stock at
      Mason Street Advisors.
  o   MBA, University of Chicago.


Daniel R. Taylor                            William T. Lissenden
CFA, Managing Director of Deutsche          Director of Deutsche Asset
Asset Management and Portfolio Manager      Management and Portfolio Manager of
of the fund.                                the fund.
  o Joined Deutsche Asset Management          o   Joined Deutsche Asset Management
    in 1998 and the fund in 2002.                 in 2002 and the fund in 2003.
  o Prior to that, fixed income               o   Prior to that, fixed income
    portfolio manager, asset backed               strategist and director of
    securities analyst and senior                 research at Conseco Capital
    credit analyst, CoreStates                    Management, director of fixed
    Investment Advisors, from 1992 to             income research and product
    1998.                                         management at Prudential
  o Analyst specializing in                       Securities, national sales
    asset-backed securities and                   manager for fixed income
    government securities.                        securities at Prudential
  o Began investment career in 1992.              Securities and institutional
                                                  sales professional at several
Thomas J. Flaherty                                firms including Prudential,
Managing Director of Deutsche Asset               Goldman Sachs and Merrill Lynch.
Management and Portfolio Manager of           o   MBA, Baruch College.
the fund.
  o Joined Deutsche Asset Management        Timothy C. Vile
    in 1995 and the fund in 2002.           CFA, Managing Director of Deutsche
  o Analyst specializing in corporate       Asset Management and Portfolio
    bonds and mortgages.                    Manager of the fund.
  o Began investment career in 1984.          o   Joined Deutsche Asset Management
                                                  in 1991 and the fund in 2002.
Janet Campagna                                o   Prior to that, portfolio manager
Managing Director of Deutsche Asset               for fixed income portfolios at
Management and Portfolio Manager of               Equitable Capital Management.
the fund.                                     o   Began investment career in 1984.
  o Joined Deutsche Asset Management
    in 1999 and the fund in 2002.           Brett Diment
  o Head of global and tactical asset       Managing Director of Deutsche Asset
    allocation.                             Management and Consultant to the
  o Investment strategist and manager       fund.
    of the asset allocation strategies        o   Joined Deutsche Asset Management
    group for Barclays Global                     in 1991 and the fund in 2002.
    Investors from 1994 to 1999.              o   Head of Emerging Market Debt for
  o Over 15 years of investment                   London Fixed Income and
    industry experience.                          responsible for coordinating
  o Master's degree in Social Science             research into Continental
    from California Institute of                  European markets and managing
    Technology.                                   global fixed income, balanced
  o Ph.D in Political Science from                and cash based portfolios:
    University of California at Irvine.           London.
                                              o   Began investment career in 1991.
Andrew P. Cestone
Managing Director of Deutsche Asset
Management and Portfolio Manager of
the fund.
  o Joined Deutsche Asset Management
    in 1998 and the fund in 2002.
  o Prior to that, investment analyst,
    Phoenix Investment Partners, from
    1997 to 1998.
  o Prior to that, credit officer,
    asset based lending group, Fleet
    Bank, from 1995 to 1997.


               Please Retain This Supplement for Future Reference



November 6, 2003